Acquired Intangibles and Goodwill Acquired Intangibles and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangibles
The following table provides the historical cost and accumulated amortization for each major class of acquired intangible assets, excluding goodwill (in millions):

	December 31, 2014			December 31, 2013
	Historical Cost	Accumulated Amortization	Net Book Value	Historical Cost	Accumulated Amortization	Net Book Value
Rockies Natural Gas Business customer relationships (a)	$976	$3	$973	$—	$—	$—
Refining operating permits and emissions credits	279	116	163	279	107	172
Marketing supply network	53	32	21	55	31	24
Trade names	49	13	36	49	12	37
ampm® License	31	2	29	31	1	30
Total	$1,388	$166	$1,222	$414	$151	$263
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(a)
In connection with the Rockies Natural Gas Business acquisition, TLLP recognized $976 million of customer relationships associated with the acquired natural gas processing and gathering operations. The value for the identified customer relationships consists of cash flows expected from existing contracts and future arrangements from the existing customer base.The amounts and useful lives associated with these customer relationships remain preliminary and subject to revision within TLLP’s measurement period of the purchase price allocation.